Expenses by nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature
Cost of material	€ 8,148	€ 7,544	€ 7,776
Personnel expenses	7,191	7,835	7,845
Depreciation and amortization	1,660	1,455	1,591
IT Services	362	491	526
Research and development subcontracting	207	240	226
Rental expenses	90	338	339
Impairment charges	38	55	210
Other	5,558	4,954	4,981
Total operating expenses	23,254	22,912	23,494
Government grant income and R&D tax credits	€ 83	€ 124	€ 140